Anchor National
Life Insurance Company

1 SunAmerica Center
Century City
Los Angeles, CA  90067-6022
310-772-6000

Mailing Address:
P.O. Box 54197
Los Angeles, CA 90054-0197            [LOGO] ANCHOR NATIONAL
                                             A SunAmerica Company


VIA EDGAR
---------

December 29, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

RE:  Anchor National Insurance Company
     Variable Annuity Account Two
     File Nos. 33-81472 and 811-8626
     -------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated December 29, 1997 for Variable Annuity Account Two (the "Separate Account") contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on December 24, 1997 via EDGAR.

     If you have any further questions regarding this filing, please do not hesitate to call me at (310) 772-6056.



Very truly yours,

/s/ CAROL YEE

Carol Yee
Staff Counsel